Taxes - Schedule of Reconciliation of Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Taxes [Line Items]
Mainland China EIT rate, Amount	$ (6,664,942)
Mainland China EIT rate, Percent	25.00%	25.00%	25.00%
Cayman Island
Changes in valuation allowances, Amount	$ 1,512,384	$ 363,984	$ 7,076,539
Changes in valuation allowances, Percent	(5.69%)
Effect of changes in rates enacted in the current period, Amount	$ 77,600
Effect of changes in rates enacted in the current period, Percent	(0.29%)
Tax credits
Research and development tax credits, Amount	$ (289,302)
Research and development tax credits, Percent	1.09%
HNTE tax rate credits, Amount	$ 1,666,203
HNTE tax rate credits, Percent	(6.25%)
Nontaxable or nondeductible items
Non-deductible expense, Amount	$ 53,140
Non-deductible expense, Percent	(0.20%)
Effect of true up on net operating loss in the tax returns, Amount	$ 1,352,834	696,285	687,460
Effect of true up on net operating loss in the tax returns, Percent	(5.07%)
Effect of expired net operating loss, Amount	$ 231,390
Effect of expired net operating loss, Percent	(0.87%)
Effective tax rate, Amount	$ (387)
Effective tax rate, Percent	0.00%
Loss before income taxes, Amount	$ (26,659,768)	$ (17,975,601)	$ (32,920,950)
Mainland China EIT rate, Amount	25.00%	25.00%	25.00%
Income taxes computed at statutory EIT rate, Amount		$ (4,493,900)	$ (8,230,238)
Reconciling items:
Effect of tax holiday and preferential tax rate, Amount		1,040,003	(338)
Effect of changes in tax rate, Amount		2,123,753	(1,194,103)
Effect of tax rates in foreign jurisdictions, Amount		218,737	1,117,727
Effect of non-deductible share-based compensation, Amount		243,186	536,450
Effect of non-deductible expense, Amount		44,535	6,277
Super deduction of qualified R&D expenditures, Amount		(231,020)
Income tax (benefit) expense, Amount	$ (387)	5,563	(226)
Effective tax rate		$ (0.03)	$ 0
Cayman Island [Member]
Cayman Island
Statutory tax rate difference between Mainland China and Cayman Island, Amount	$ 238,143
Statutory tax rate difference between Mainland China and Cayman Island, Percent	(0.89%)
Share-based compensation, Amount	$ 80,597
Share-based compensation, Percent	(0.30%)
Share subscription discount expenses, Amount	$ 1,633,734
Share subscription discount expenses, Percent	(6.13%)
Hong Kong [Member]
Cayman Island
Statutory tax rate difference between Mainland China and Cayman Island, Amount	$ 35,809
Statutory tax rate difference between Mainland China and Cayman Island, Percent	(0.13%)
Changes in valuation allowances, Amount	$ 69,512
Changes in valuation allowances, Percent	(0.26%)
Other jurisdiction, Amount	$ 2,511
Other jurisdiction, Percent	(0.01%)